CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

The following table sets forth information as to each customer that generate income which accounted for over 10% of the Company’s revenues for the six months ended March 31, 2025 and 2024.

	For the Six Months Ended March 31,
Customers	2025		2024
	Amount $	%	Amount $	%
A	179,753	14.7%	38,377	3.7%
B	179,507	14.6%	-	-
C	145,298	11.9%	-	-
D	53,105	4.3%	674,204	32.9%
E	49,266	4.0%	441,274	21.5%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of March 31, 2025 and September 30, 2024.

Customers	March 31, 2025		September 30, 2024
	Amount $	%	Amount $	%
C	145,246	42.3%	-	-
B	104,675	30.5%	-	-
F	34,705	10.1%	-	-
G	19,152	5.6%	-	-
H	12,854	3.7%	-	-
I	-	-	85,979	30.0%
J	-	-	51,356	17.9%
E	-	-	47,302	16.5%
K	-	-	24,519	8.6%
L	-	-	24,466	8.5%

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the six months ended March 31, 2025 and 2024.

	For the Six Months ended March 31,
Suppliers	2025		2024
	Amount $	%	Amount $	%
M	257,165	50.6%	239,626	31.9%
N	182,723	35.9%	94,998	12.7%
O	36,516	7.2%	-	-
P	6,943	1.4%	13,816	1.8%
Q	6,686	1.3%	35,428	4.7%
R	-	-	332,600	44.3%